Stock Options (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Number of Shares Subject to Outstanding Options	7,817,234	7,804,734
Weighted average contractural life (years)	5 years 3 months 15 days	5 years 6 months 14 days
Weighted-average exercise price	$ 4.16	$ 4.16
Number of Shares Subject to options exercisable	3,956,434	3,853,734
Weighted average contractural life (years) of options exercisable	6 years 3 months 19 days	6 years 6 months 14 days
Weighted-average exercise price of options exercisable	$ 3.66	$ 3.64
$2.32 Per Share [Member]
Number of Shares Subject to Outstanding Options	2,500,000	153,000
Weighted average contractural life (years)	5 years 7 months 2 days	9 years 1 month 9 days
Weighted-average exercise price	$ 2.60	$ 2.32
Number of Shares Subject to options exercisable	1,250,000	42,500
Weighted average contractural life (years) of options exercisable	5 years 7 months 2 days	9 years 1 month 9 days
Weighted-average exercise price of options exercisable	$ 2.60	$ 2.32
$2.60 Per Share [Member]
Number of Shares Subject to Outstanding Options	7,500	2,500,000
Weighted average contractural life (years)	5 years 11 months 15 days	5 years 10 months 3 days
Weighted-average exercise price	$ 3.28	$ 2.6
Number of Shares Subject to options exercisable	7,500	1,250,000
Weighted average contractural life (years) of options exercisable	5 years 11 months 15 days	5 years 10 months 3 days
Weighted-average exercise price of options exercisable	$ 3.28	$ 2.6
$3.28 Per Share [Member]
Number of Shares Subject to Outstanding Options	50,000	7,500
Weighted average contractural life (years)	5 years 10 months 21 days	6 years 2 months 16 days
Weighted-average exercise price	$ 3.42	$ 3.28
Number of Shares Subject to options exercisable	12,500	7,500
Weighted average contractural life (years) of options exercisable	5 years 10 months 21 days	6 years 2 months 16 days
Weighted-average exercise price of options exercisable	$ 3.42	$ 3.28
$3.46 Per Share [Member]
Number of Shares Subject to Outstanding Options	35,000	35,000
Weighted average contractural life (years)	5 years 1 month 6 days	5 years 4 months 6 days
Weighted-average exercise price	$ 3.46	$ 3.46
Number of Shares Subject to options exercisable	35,000	35,000
Weighted average contractural life (years) of options exercisable	5 years 1 month 6 days	5 years 4 months 6 days
Weighted-average exercise price of options exercisable	$ 3.46	$ 3.46
$3.54 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,342,900	1,380,400
Weighted average contractural life (years)	7 years 7 months 10 days	7 years 9 months 11 days
Weighted-average exercise price	$ 3.54	$ 3.54
Number of Shares Subject to options exercisable	1,140,350	1,125,900
Weighted average contractural life (years) of options exercisable	8 years 1 month 20 days	8 years 5 months 5 days
Weighted-average exercise price of options exercisable	$ 3.54	$ 3.54
$3.66 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,000,000	1,000,000
Weighted average contractural life (years)	2 years 9 months	3 years
Weighted-average exercise price	$ 3.66	$ 3.66
Number of Shares Subject to options exercisable	500,000	500,000
Weighted average contractural life (years) of options exercisable	2 years 9 months	3 years
Weighted-average exercise price of options exercisable	$ 3.66	$ 3.66
$4.87 Per Share [Member]
Number of Shares Subject to Outstanding Options	187,500	187,500
Weighted average contractural life (years)	6 years 11 months 23 days	7 years 2 months 23 days
Weighted-average exercise price	$ 4.87	$ 4.87
Number of Shares Subject to options exercisable	187,500	187,500
Weighted average contractural life (years) of options exercisable	6 years 11 months 23 days	7 years 2 months 23 days
Weighted-average exercise price of options exercisable	$ 4.87	$ 4.87
$5.35 Per Share [Member]
Number of Shares Subject to Outstanding Options	1,008,000	1,008,000
Weighted average contractural life (years)	7 years 1 month 2 days	7 years 4 months 2 days
Weighted-average exercise price	$ 5.35	$ 5.35
Number of Shares Subject to options exercisable	735,000	672,000
Weighted average contractural life (years) of options exercisable	7 years 1 month 2 days	7 years 4 months 2 days
Weighted-average exercise price of options exercisable	$ 5.35	$ 5.35
$5.94 Per Share [Member]
Number of Shares Subject to Outstanding Options	33,334	33,334
Weighted average contractural life (years)	22 days	3 months 22 days
Weighted-average exercise price	$ 5.94	$ 5.94
Number of Shares Subject to options exercisable	33,334	33,334
Weighted average contractural life (years) of options exercisable	22 days	3 months 22 days
Weighted-average exercise price of options exercisable	$ 5.94	$ 5.94
$6.00 Per Share [Member]
Number of Shares Subject to Outstanding Options	800,000	800,000
Weighted average contractural life (years)	2 years 9 months	3 years
Weighted-average exercise price	$ 6.00	$ 6.00
Number of Shares Subject to options exercisable
Weighted average contractural life (years) of options exercisable	2 years 9 months	3 years
Weighted-average exercise price of options exercisable	$ 6.00	$ 6.00
$8.00 Per Share [Member]
Number of Shares Subject to Outstanding Options	700,000	700,000
Weighted average contractural life (years)	2 years 9 months	3 years
Weighted-average exercise price	$ 8.00	$ 8.00
Number of Shares Subject to options exercisable
Weighted average contractural life (years) of options exercisable	2 years 9 months	3 years
Weighted-average exercise price of options exercisable	$ 8.00	$ 8.00
$2.32 Per Share [Member]
Number of Shares Subject to Outstanding Options	153,000
Weighted average contractural life (years)	8 years 10 months 10 days
Weighted-average exercise price	$ 2.32
Number of Shares Subject to options exercisable	55,250
Weighted average contractural life (years) of options exercisable	8 years 10 months 10 days
Weighted-average exercise price of options exercisable	$ 2.32